Income Taxes - Reconciliation of Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal tax based on statutory rate									$ 49,070	$ 28,340	$ 36,712
Effect of tax-exempt income									(7,064)	(7,282)	(7,558)
Interest and other nondeductible expenses									2,642	2,007	1,847
State taxes, net of federal Benefit									2,531	3,237	4,938
Tax credits									(12,012)	(11,690)	(8,756)
Other									(417)	1,257	1,313
Total income tax expense	$ 9,939	$ 11,897	$ 4,750	$ 8,163	$ 9,175	$ 7,357	$ 4,213	$ (4,876)	$ 34,750	$ 15,869	$ 28,496
Effective tax rate									24.80%	19.60%	27.20%